Loans and Allowance for Credit Losses - Additional Detail of Allowance for Credit Losses and Related Loan Balances by Portfolio Type (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance Balance at End of Period
Loans individually evaluated for impairment	$ 13	$ 9
TDRs collectively evaluated for impairment	345	449
Other loans collectively evaluated for impairment	3,900	3,825
Loans acquired with deteriorated credit quality	48	92
Total allowance for credit losses	4,306	4,375	$ 4,537	$ 4,733
Loan Balance at End of Period
Loans individually evaluated for impairment	390	299
TDRs collectively evaluated for impairment	5,070	5,681
Other loans collectively evaluated for impairment	252,590	238,555
Loans acquired with deteriorated credit quality	2,799	3,316
Total loans	256,253	242,570
Total loans	260,849	247,851
Commercial [Member]
Allowance Balance at End of Period
Loans individually evaluated for impairment	11	5
TDRs collectively evaluated for impairment	10	12
Other loans collectively evaluated for impairment	1,266	1,129
Total allowance for credit losses	1,287	1,146	1,075	1,051
Loan Balance at End of Period
Loans individually evaluated for impairment	336	159
TDRs collectively evaluated for impairment	138	124
Other loans collectively evaluated for impairment	87,927	80,093
Loans acquired with deteriorated credit quality	1	1
Total loans	88,402	80,377
Commercial Real Estate [Member]
Allowance Balance at End of Period
Loans individually evaluated for impairment	2	4
TDRs collectively evaluated for impairment	7	12
Other loans collectively evaluated for impairment	703	678
Loans acquired with deteriorated credit quality	12	32
Total allowance for credit losses	724	726	776	857
Loan Balance at End of Period
Loans individually evaluated for impairment	41	128
TDRs collectively evaluated for impairment	235	393
Other loans collectively evaluated for impairment	41,566	41,744
Loans acquired with deteriorated credit quality	295	530
Total loans	42,137	42,795
Residential Mortgages [Member]
Allowance Balance at End of Period
TDRs collectively evaluated for impairment	236	319
Other loans collectively evaluated for impairment	395	468
Total allowance for credit losses	631	787	875	935
Loan Balance at End of Period
Loans individually evaluated for impairment	13	12
TDRs collectively evaluated for impairment	4,241	4,653
Other loans collectively evaluated for impairment	49,241	46,953
Loans acquired with deteriorated credit quality	1	1
Total loans	53,496	51,619
Other Retail [Member]
Allowance Balance at End of Period
TDRs collectively evaluated for impairment	33	41
Other loans collectively evaluated for impairment	710	730
Total allowance for credit losses	743	771	781	848
Loan Balance at End of Period
TDRs collectively evaluated for impairment	211	237
Other loans collectively evaluated for impairment	50,995	49,027
Total loans	51,206	49,264
Credit Card [Member]
Allowance Balance at End of Period
TDRs collectively evaluated for impairment	57	61
Other loans collectively evaluated for impairment	826	819
Total allowance for credit losses	883	880	884	863
Loan Balance at End of Period
TDRs collectively evaluated for impairment	210	240
Other loans collectively evaluated for impairment	20,802	18,275
Total loans	21,012	18,515
Total Loans, Excluding Covered Loans [Member]
Allowance Balance at End of Period
Loans individually evaluated for impairment	13	9
TDRs collectively evaluated for impairment	343	445
Other loans collectively evaluated for impairment	3,900	3,824
Loans acquired with deteriorated credit quality	12	32
Total allowance for credit losses	4,268	4,310	4,391	4,554
Loan Balance at End of Period
Loans individually evaluated for impairment	390	299
TDRs collectively evaluated for impairment	5,035	5,647
Other loans collectively evaluated for impairment	250,531	236,092
Loans acquired with deteriorated credit quality	297	532
Total loans	256,253	242,570
Covered Loans [Member]
Allowance Balance at End of Period
TDRs collectively evaluated for impairment	2	4
Other loans collectively evaluated for impairment		1
Loans acquired with deteriorated credit quality	36	60
Total allowance for credit losses	38	65	$ 146	$ 179
Loan Balance at End of Period
TDRs collectively evaluated for impairment	35	34
Other loans collectively evaluated for impairment	2,059	2,463
Loans acquired with deteriorated credit quality	2,502	2,784
Total loans	$ 4,596	$ 5,281